Document and Entity Information	Sep. 25, 2019
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2019
Entity Registrant Name	V. F. Corporation
Entity Incorporation, State or Country Code	PA
Entity File Number	001-05256
Entity Tax Identification Number	23-1180120
Entity Address, Address Line One	8505 E. Orchard Road
Entity Address, City or Town	Greenwood Village
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	720
Local Phone Number	778-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000103379
Common Stock, without par value, stated capital $.25 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, without par value, stated capital $.25 per share
Trading Symbol	VFC
Security Exchange Name	NYSE
0.625% Senior Notes due 2023 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.625% Senior Notes due 2023
Trading Symbol	VFC23
Security Exchange Name	NYSE